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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/08

Check here if Amendment |_|; Amendment Number: ____

     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 2 Liberty Square 9th floor
         Boston, MA 02109

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carolyn Haley
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:


/s/ Carolyn Haley          Boston, MA     5/15/08
----------------------   -------------    -------
      [Signature]        [City, State]    [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-___________________   ______________________________

     [Repeat as necessary.]


                                       9

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   69
Form 13F Information Table Value Total:  $528,009
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number    Name

     ______   28-__________________   _________________________________

     [Repeat as necessary.]

                                    FORM 13F

                                                                  (SEC USE ONLY)

Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC

Page 1 of 1

            COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ------------------- --------------------- -------- ----------------
                                                                                     INVESTMENT DISCRETION
                                                                                             (B)
                                                                                           SHARED-                  VOTING AUTHORITY
                                                                                             AS                         (SHARES)
                                                                                          DEFINED    (C)            ----------------
                                                          VALUE   SHARES OR SH/ PUT/ (A)     IN    SHARED-   OTHER   (A)  (B)    (C)
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X$1000)   PRN AMT  PRN CALL SOLE INSTR. V  OTHER  MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---- -------- ------- -------- ---- ------ ----
Abbott Laboratories                Common     002824100    1,765     32,000  SH      Sole                     NA    Sole
ACADIA Pharmaceuticals, Inc.       Common     004225108   11,554  1,275,268  SH      Sole                     NA    Sole
Aetna Inc.                         Common     00817Y108    4,840    115,000  SH      Sole                     NA    Sole
Affymax Inc.                       Common     00826A109    1,906    135,182  SH      Sole                     NA    Sole
Akorn, Inc.                        Common     009728106    5,497  1,162,089  SH      Sole                     NA    Sole
Align Technology, Inc.             Common     016255101    5,652    508,700  SH      Sole                     NA    Sole
Alkermes, Inc.                     Common     01642T108    6,593    555,000  SH      Sole                     NA    Sole
Allergan, Inc.                     Common     018490102    7,150    126,800  SH      Sole                     NA    Sole
Alnylam Pharmaceuticals, Inc.      Common     02043Q107    1,803     73,900  SH      Sole                     NA    Sole
Amgen, Inc.                        Common     031162100    9,768    233,800  SH      Sole                     NA    Sole
Applera Corporation -
   Applied Biosystems              Common     038020103   10,581    322,000  SH      Sole                     NA    Sole
Athersys, Inc.                     Common     04744L106    2,400    800,000  SH      Sole                     NA    Sole
Avalon Pharmaceuticals, Inc.       Common     05346P106      974    405,721  SH      Sole                     NA    Sole
Barr Pharmaceuticals, Inc.         Common     068306109    4,382     90,700  SH      Sole                     NA    Sole
Baxter International Inc.          Common     071813109   16,664    288,200  SH      Sole                     NA    Sole
Becton, Dickinson and Company      Common     075887109   18,578    216,400  SH      Sole                     NA    Sole
Biogen Idec Inc.                   Common     09062X103   10,438    169,200  SH      Sole                     NA    Sole
BioMarin Pharmaceuticals, Inc.     Common     09061G101    2,748     77,700  SH      Sole                     NA    Sole
Celgene Corp.                      Common     151020104   15,059    245,700  SH      Sole                     NA    Sole
Cougar Biotechnology, Inc.         Common     222083107    4,984    237,914  SH      Sole                     NA    Sole
Critical Therapeutics, Inc.        Common     22674T105      529    756,272  SH      Sole                     NA    Sole
CVS Caremark Corporation           Common     126650100   11,505    284,000  SH      Sole                     NA    Sole
deCODE Genetics, Inc.               Note      243586AB0      311    700,000  SH      Sole                     NA    Sole
Eclipsys Corporation               Common     278856109    5,420    276,400  SH      Sole                     NA    Sole
Exelixis, Inc.                     Common     30161Q104   13,242  1,905,330  SH      Sole                     NA    Sole
Forest Laboratories, Inc.          Common     345838106   11,483    287,000  SH      Sole                     NA    Sole
Genentech, Inc.                    Common     368710406    4,684     57,700  SH      Sole                     NA    Sole
Genzyme Corporation                Common     372917104   22,949    307,875  SH      Sole                     NA    Sole
Gilead Sciences, Inc.              Common     375558103   32,732    635,200  SH      Sole                     NA    Sole
HealthExtras, Inc.                 Common     422211102    7,263    292,400  SH      Sole                     NA    Sole
Hologic, Inc.                      Common     436440101   12,616    226,899  SH      Sole                     NA    Sole
ICON Plc                        Sponsored ADR 41503T107   10,511    161,984  SH      Sole                     NA    Sole
IDEXX Laboratories, Inc.           Common     45168D104   11,662    236,746  SH      Sole                     NA    Sole
Intuitive Surgical, Inc.           Common     46120E602    5,027     15,500  SH      Sole                     NA    Sole
Inverness Medical
   Innovations, Inc.               Common     46126P106    8,982    298,400  SH      Sole                     NA    Sole
Laboratory Corp. of
   America Holdings                Common     50540R409   11,420    155,000  SH      Sole                     NA    Sole
Lexicon Pharmaceuticals, Inc.      Common     528872104    1,604    794,191  SH      Sole                     NA    Sole
Martek Biosciences Corporation     Common     572901106    8,104    265,092  SH      Sole                     NA    Sole
Masimo Corporation                 Common     574795100   11,960    460,000  SH      Sole                     NA    Sole
Medarex, Inc.                      Common     583916101    6,461    730,000  SH      Sole                     NA    Sole
Medco Health Solutions, Inc.       Common     58405U102    9,117    208,200  SH      Sole                     NA    Sole
Medicines Company                  Common     584688105   11,453    567,000  SH      Sole                     NA    Sole
Merck & Co., Inc.                  Common     589331107    8,729    230,000  SH      Sole                     NA    Sole

                                    FORM 13F

                                                                  (SEC USE ONLY)

Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC

Page 1 of 1

            COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ------------------- --------------------- -------- ----------------
                                                                                     INVESTMENT DISCRETION
                                                                                             (B)
                                                                                           SHARED-                  VOTING AUTHORITY
                                                                                             AS                         (SHARES)
                                                                                          DEFINED    (C)            ----------------
                                                          VALUE   SHARES OR SH/ PUT/ (A)     IN    SHARED-   OTHER   (A)  (B)    (C)
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X$1000)   PRN AMT  PRN CALL SOLE INSTR. V  OTHER  MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---- -------- ------- -------- ---- ------ ----
Momenta Pharmaceuticals,  Inc.     Common     60877T100    9,063    829,200  SH      Sole                     NA    Sole
Mylan Inc.                         Common     628530107    7,041    607,000  SH      Sole                     NA    Sole
Myriad Genetics, Inc.              Common     62855J104    9,408    233,500  SH      Sole                     NA    Sole
National Med Health Card
   Systems, Inc.                   Common     636918302      804     79,020  SH      Sole                     NA    Sole
NitroMed, Inc.                     Common     654798503      745    696,600  SH      Sole                     NA    Sole
Omrix Biopharmaceuticals, Inc.     Common     681989109    3,147    224,800  SH      Sole                     NA    Sole
OSI Pharmaceuticals, Inc.          Common     671040103    5,534    148,000  SH      Sole                     NA    Sole
PAREXEL International Corp.        Common     699462107    5,011    192,000  SH      Sole                     NA    Sole
Penwest Pharmaceuticals Co.        Common     709754105    2,151    973,239  SH      Sole                     NA    Sole
PerkinElmer, Inc.                  Common     714046109    5,881    242,500  SH      Sole                     NA    Sole
Pharmaceutical Product
   Development, Inc.               Common     717124101    2,870     68,500  SH      Sole                     NA    Sole
Phase Forward, Inc.                Common     71721R406    1,922    112,500  SH      Sole                     NA    Sole
ResMed, Inc.                       Common     761152107    7,424    176,000  SH      Sole                     NA    Sole
Sangamo BioSciences, Inc.          Common     800677106    2,032    200,000  SH      Sole                     NA    Sole
Shire PLC                       Sponsored ADR 82481R106    8,926    154,000  SH      Sole                     NA    Sole
Sirtris Pharmaceuticals, Inc.      Common     82968A105      520     40,000  SH      Sole                     NA    Sole
Stryker Corporation                Common     863667101   11,742    180,500  SH      Sole                     NA    Sole
Synta Pharmaceuticals Corp.        Common     87162T206    2,970    367,105  SH      Sole                     NA    Sole
Teva Pharmaceutical
   Industries, Ltd. ADR              ADR      881624209   23,103    500,177  SH      Sole                     NA    Sole
Thermo Fisher Scientific, Inc.     Common     883556102   15,347    270,000  SH      Sole                     NA    Sole
United Therapeutics
   Corporation                     Common     91307C102   13,109    151,200  SH      Sole                     NA    Sole
UnitedHealth Group, Inc.           Common     91324P102    5,704    166,000  SH      Sole                     NA    Sole
WellPoint, Inc.                    Common     94973V107    4,387     99,400  SH      Sole                     NA    Sole
Xenoport, Inc.                     Common     98411C100    4,035     99,700  SH      Sole                     NA    Sole
XTENT, Inc.                        Common     984141101      608    121,548  SH      Sole                     NA    Sole
Zix Corp.                          Common     98974P100    3,425    885,000  SH      Sole                     NA    Sole
                                                        --------
COLUMN TOTALS                                           $528,009

                                                                 24,707,952